Details of Significant Accounts (Details) - Schedule of Information on Profit and Loss Accounts Relating to Lease Contracts - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Information on Profit and Loss Accounts Relating to Lease Contracts [Abstract]
Interest expense on lease liabilities	$ 93	$ 124